Income Tax Benefits / (Expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Benefits / (Expenses)
Income tax benefits / (expenses)

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Current taxes	(189)	(856)	(1,602)
Deferred taxes	318	(3,475)	3,205

Income tax benefits / (expenses)	129	(4,331)	1,603

Summary of Effective Tax Rate
The effective tax rate is as follows:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Loss before tax	(239,880)	(72,121)	(137,260)
Total income tax benefits / (expenses)	129	(4,331)	1,603

Effective tax rate	0.05%	(6.01%)	1.17%

Summary of Group's Theoretical Tax and Its Income Taxes
The reconciliation between the Group’s theoretical tax and its income taxes is presented
in the table below:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Loss before tax	(239,880)	(72,121)	(137,260)
Group’s weighted theoretical tax (calculated in absolute values on the basis of subsidiaries’ pre-taxable income/loss)	57,651	18,420	37,964
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(2,458)	832	5,921
Taxes relating to prior years	111	1,629	5,117
Deferred tax assets not recognized	(55,686)	(25,462)	(48,189)
Other tax items	511	250	790

Total income tax benefits / (expenses)	129	(4,331)	1,603

Summary of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities
Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets
and liabilities
.
Breakdown for deferred
tax
assets and deferred
tax
liabilities
:

(Euro thousands)	At December 31, 2021	Increase from business combination	Recognized in profit or loss	Recognized in other comprehensive loss	Exchange difference and other	At December 31, 2022

Deferred tax assets arising on :
Employee benefits	2,266	—	(295)	(371)	—	1,600
Property plant and equipment	692	—	193	—	—	885
Deferred tax assets on rental contracts; if any	2,529	—	1,349	—	130	4,008
Intangible assets	3,262	—	(815)	—	—	2,447
Inventories	3,945	—	1,250	—	—	5,195
Provisions and accrued expenses	1,803	—	810	—	—	2,613
Receivables and other assets	402	—	(243)	—	—	159
Tax losses	1,940	—	(1,473)	—	(276)	191
Other	231	—	21	—	(53)	199

Total deferred tax assets	17,070	—	797	(371)	(199)	17,297

Deferred tax liabilities arising on:
Intangible assets	51,994	—	1,213	—	—	53,207
Receivables and other assets	945	—	(806)	—	—	139
Other	1,240	—	72	—	2	1,314

Total deferred tax liabilities	54,179	—	479	—	2	54,660

(Euro thousands)	At December 31, 2020	Increase from business combination	Recognized in profit or loss	Recognized in other comprehensive loss	Exchange difference and other	At December 31, 2021

Deferred tax assets arising on:
Employee benefits	2,028	—	196	42	—	2,266
Property plant and equipment	117	—	583	—	(8)	692
Deferred tax assets on rental contracts; if any	4,711	570	(3,060)	—	308	2,529
Intangible assets	1,213	2,049	—	—	—	3,262
Inventories	1,143	3,078	(276)	—	—	3,945
Provisions and accrued expenses	1,673	103	27	—	—	1,803
Receivables and other assets	395	521	(514)	—	—	402
Tax losses	2,156	—	(308)	—	92	1,940
Other	172	153	(94)	—	—	231

Total deferred tax assets	13,608	6,474	(3,446)	42	392	17,070

Deferred tax liabilities arising on:
Intangible assets	51,131	863	—	—	—	51,994
Receivables and other assets	1,436	—	(491)	—	—	945
Other	717	3	520	—	—	1,240

Total deferred tax liabilities	53,284	866	29	—	—	54,179

Summary of Tax Losses Carried Forward
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(Euro thousands)	2022	2021

Expiry within 5 years	57,616	76,457
Expiry over 5 years	154,293	141,342
No expiration	712,965	569,948

Total tax losses carried forward	924,874	787,747